Related-Party Transactions (Details) (USD $)	3 Months Ended		12 Months Ended						6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 EQT	Dec. 31, 2011 EQT	Dec. 31, 2010 EQT	Dec. 31, 2012 EQT Omnibus Agreement	Dec. 31, 2012 EQT Omnibus Agreement Big Sandy Pipeline	Dec. 31, 2012 EQT Gathering	Dec. 31, 2011 EQT Gathering	Dec. 31, 2010 EQT Gathering	Dec. 31, 2012 EQT Capital Corporation	Dec. 31, 2011 EQT Capital Corporation	Dec. 31, 2010 EQT Capital Corporation	Dec. 31, 2012 Subsidiaries of EQT Corporation	Dec. 31, 2011 Subsidiaries of EQT Corporation	Dec. 31, 2010 Subsidiaries of EQT Corporation
Related Party Transactions
Operating revenues																	$ 106,200,000	$ 86,600,000	$ 74,000,000
Due from related parties	1,105,000		2,382,000	40,369,000					2,400,000								2,400,000	40,400,000
Demand and term notes due to related party															135,200,000
Interest expense on affiliate long-term debt and demand loans														4,100,000	5,800,000	5,200,000
Due to related parties	8,325,000		1,130,000	68,161,000													1,100,000	68,200,000
Operating and maintenance	6,632,000	7,024,000	29,405,000	26,221,000	24,300,000				8,500,000		3,400,000	2,500,000	400,000
Selling, general and administrative expenses	4,248,000	4,549,000	16,575,000	17,302,000	18,477,000				7,700,000		4,600,000	3,700,000	3,900,000
Stock-based compensation						1,900,000	3,100,000	2,900,000
Reimbursement for plugging and abandonment liabilities									1,600,000
Reimbursement for bare steel replacement									2,700,000
Reimbursement for claims										$ 2,700,000